INCOME TAXES	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

18. INCOME TAXES

Deferred Income Tax Asset

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax assets and liabilities as follows:

	December 31, 2019	December 31, 2018
Royalty interest	$(1,385)	$(1,690)
Tax loss carryforwards	3,377	3,204
Other	115	90
Total	$2,107	$1,604

As at December 31, 2019, no deferred tax assets are recognized on the following temporary differences as it is not probable that sufficient future taxable profit will be available to realize such assets:

	December 31, 2019	December 31, 2018	Expiry Date Range
Tax loss carryforwards	$55,849	$47,199	2026-2038
Exploration and evaluation assets	410	595	No expiry
Other	$1,482	$19,192	No expiry

Income Tax Expense

	December 31, 2019	December 31, 2018
Current tax expense	$-	$-
Deferred tax recovery	(415)	(3,683)
	$(415)	$(3,683)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27% (2018 – 27%) as follows:

	December 31, 2019	December 31, 2018
Expected income tax (recovery)	$(3,844)	$15,777
Effect of lower tax rates in foreign jurisdictions	942	(22,238)
Permanent differences	898	1,332
Change in unrecognized deductible temporary differences and other	1,191	1,627
Foreign exchange	398	(181)
Total	$(415)	$(3,683)